Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of June 2013

Collection Period Start	1-Jun-13	Distribution Date	15-Jul-13
Collection Period End	30-Jun-13	30/360 Days	30
Beg. of Interest Period	17-Jun-13	Actual/360 Days	28
End of Interest Period	15-Jul-13

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,517,865,698.77	1,493,197,239.16	1,469,849,690.32	0.9683661
Total Securities		1,517,865,698.77	1,493,197,239.16	1,469,849,690.32	0.9683661
Class A-1 Notes	0.230000%	195,000,000.00	170,331,540.39	146,983,991.55	0.7537641
Class A-2a Notes	0.450000%	195,000,000.00	195,000,000.00	195,000,000.00	1.0000000
Class A-2b Notes	0.322500%	400,000,000.00	400,000,000.00	400,000,000.00	1.0000000
Class A-3 Notes	0.610000%	360,000,000.00	360,000,000.00	360,000,000.00	1.0000000
Class A-4 Notes	0.740000%	109,825,000.00	109,825,000.00	109,825,000.00	1.0000000
Certificates	0.000000%	258,040,698.77	258,040,698.77	258,040,698.77	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	23,347,548.84	30,470.42	119.7310197	0.1562586
Class A-2a Notes	0.00	73,125.00	0.0000000	0.3750000
Class A-2b Notes	0.00	100,333.33	0.0000000	0.2508333
Class A-3 Notes	0.00	183,000.00	0.0000000	0.5083333
Class A-4 Notes	0.00	67,725.42	0.0000000	0.6166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	23,347,548.84	454,654.17

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				17,592,517.14
Monthly Interest				5,780,213.44
Total Monthly Payments				23,372,730.58

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				953,474.95
Aggregate Sales Proceeds Advance				745,031.14
Total Advances				1,698,506.09

Vehicle Disposition Proceeds:
Reallocation Payments				804,685.54
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				6,481,849.56
Excess Wear and Tear and Excess Mileage				5,383.74
Remaining Payoffs				0.00
Net Insurance Proceeds				610,876.02
Residual Value Surplus				6,788.46
Total Collections				32,980,819.99

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	713,783.54			41
Involuntary Repossession	-			-
Voluntary Repossession	90,902.00			5
Full Termination	-			-
Bankruptcy	-			-
Insurance Payoff		604,728.76		29
Customer Payoff			113,744.93	4
Grounding Dealer Payoff			4,449,941.72	167
Dealer Purchase			1,813,106.16	65
Total	804,685.54	604,728.76	6,376,792.81	311

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of June 2013

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	66,066	1,712,009,229.24	7.00000%	1,493,197,239.16
Total Depreciation Received		(21,056,768.41)		(16,076,726.12)
Principal Amount of Gross Losses	(37)	(843,863.24)		(728,062.24)
Repurchase / Reallocation	-	-		-
Early Terminations	(23)	(504,261.22)		(428,284.81)
Scheduled Terminations	(259)	(6,864,310.25)		(6,114,475.67)
Pool Balance - End of Period	65,747	1,682,740,026.12		1,469,849,690.32

Remaining Pool Balance
Lease Payment				543,122,683.66
Residual Value				926,727,006.66
Total				1,469,849,690.32

III. DISTRIBUTIONS

Total Collections					32,980,819.99
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					32,980,819.99

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					446,007.24
3. Reimbursement of Sales Proceeds Advance					536,234.36
4. Servicing Fee:
Servicing Fee Due					1,244,331.03
Servicing Fee Paid					1,244,331.03
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					2,226,572.63

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					30,470.42

Class A-1 Notes Monthly Interest Paid					30,470.42
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					73,125.00

Class A-2 Notes Monthly Interest Paid					73,125.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					100,333.33

Class A-2 Notes Monthly Interest Paid					100,333.33
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					183,000.00

Class A-3 Notes Monthly Interest Paid					183,000.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of June 2013

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	67,725.42

Class A-4 Notes Monthly Interest Paid	67,725.42
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	454,654.17
Total Note and Certificate Monthly Interest Paid	454,654.17
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	30,299,593.19

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	23,347,548.84

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	23,347,548.84
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	6,952,044.35

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of June 2013

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		7,589,328.49
Required Reserve Account Amount		22,767,985.48
Beginning Reserve Account Balance		17,961,874.33
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		17,961,874.33
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		6,952,044.35
Gross Reserve Account Balance		24,913,918.68
Remaining Available Collections Released to Seller		2,145,933.20
Total Ending Reserve Account Balance		22,767,985.48

V. POOL STATISTICS

Weighted Average Remaining Maturity		23.39
Monthly Prepayment Speed		52%
Lifetime Prepayment Speed		58%

	$	units
Recoveries of Defaulted and Casualty Receivables	702,063.02
Securitization Value of Defaulted Receivables and Casualty Receivables	728,062.24	37
Aggregate Defaulted and Casualty Gain (Loss)	(25,999.22)
Pool Balance at Beginning of Collection Period	1,493,197,239.16
Net Loss Ratio	-0.0017%

Cumulative Net Losses for all Periods	0.0016%	24,445.52

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	678,191.70	314
61-90 Days Delinquent	1,067,132.76	48
91-120+ Days Delinquent	0.00	0
Total Delinquent Receivables:	1,745,324.46	362
60+ Days Delinquencies as Percentage of Receivables	0.07%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	713,783.54	42
Securitization Value	863,386.43
Aggregate Residual Gain (Loss)	(149,602.89)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	988,758.54	56
Cumulative Securitization Value	1,166,070.44
Cumulative Residual Gain (Loss)	(177,311.90)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		737,767.49
Reimbursement of Outstanding Advance		536,234.36
Additional Advances for current period		745,031.14
Ending Balance of Residual Advance		946,564.27

Beginning Balance of Payment Advance		1,539,454.82
Reimbursement of Outstanding Payment Advance		446,007.24
Additional Payment Advances for current period		953,474.95
Ending Balance of Payment Advance		2,046,922.53

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of June 2013

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No